Retirement-Related Benefits (Pension Plan Assets) (Details 9) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Pension Contributions
Cash contribution by employer to defined contribution plans	$ 1,239		$ 1,361
Estimated future employer contributions to defined contribution plans in next fiscal year	1,200
Multi-employer Plans - Non-U.S. Plans
Pension Contributions
Cash contribution by employer to non-U.S. multi-employer plans	54		57
Qualified PPP
Defined Benefit Plan Disclosures
Subtotal	56,106		53,784
Other	(333)	[1]	170	[1]
Fair value of plan assets	55,772		53,954
Qualified PPP | Equity securities
Defined Benefit Plan Disclosures
Subtotal	11,528	[2]	15,929	[3]
Value of IBM securities included in plan assets	55		83
Percentage of IBM securities included in plan assets	0.10%		0.20%
Qualified PPP | Equity commingled/mutual funds
Defined Benefit Plan Disclosures
Subtotal	2,362	[4],[5]	2,809	[4],[5]
Qualified PPP | Government and related
Defined Benefit Plan Disclosures
Subtotal	7,883	[6]	7,094	[6]
Qualified PPP | Corporate bonds
Defined Benefit Plan Disclosures
Subtotal	18,832	[7]	14,644	[8]
Value of IBM securities included in plan assets	10		9
Percentage of IBM securities included in plan assets	0.02%		0.02%
Qualified PPP | Mortgage and asset-backed securities
Defined Benefit Plan Disclosures
Subtotal	587		709
Qualified PPP | Fixed income commingled/ mutual funds
Defined Benefit Plan Disclosures
Subtotal	3,725	[4],[9]	1,211	[4],[9]
Qualified PPP | Cash and short-term investments
Defined Benefit Plan Disclosures
Subtotal	2,650	[10]	2,343	[10]
Qualified PPP | Hedge funds
Defined Benefit Plan Disclosures
Subtotal	2,362		2,228
Qualified PPP | Private equity
Defined Benefit Plan Disclosures
Subtotal	3,287	[11]	3,771	[12]
Qualified PPP | Private real estate
Defined Benefit Plan Disclosures
Subtotal	2,942	[11]	3,038	[12]
Qualified PPP | Derivatives
Defined Benefit Plan Disclosures
Subtotal	(53)	[13]	7	[14]
Qualified PPP | Level 1
Defined Benefit Plan Disclosures
Subtotal	12,214		16,795
Fair value of plan assets	12,214		16,795
Qualified PPP | Level 1 | Equity securities
Defined Benefit Plan Disclosures
Subtotal	11,527	[2]	15,929	[3]
Qualified PPP | Level 1 | Equity commingled/mutual funds
Defined Benefit Plan Disclosures
Subtotal	85	[4],[5]	216	[4],[5]
Qualified PPP | Level 1 | Fixed income commingled/ mutual funds
Defined Benefit Plan Disclosures
Subtotal	312	[4],[9]	221	[4],[9]
Qualified PPP | Level 1 | Cash and short-term investments
Defined Benefit Plan Disclosures
Subtotal	345	[10]	427	[10]
Qualified PPP | Level 1 | Derivatives
Defined Benefit Plan Disclosures
Subtotal	(55)	[13]	1	[14]
Qualified PPP | Level 2
Defined Benefit Plan Disclosures
Subtotal	36,455		29,021
Fair value of plan assets	36,455		29,021
Qualified PPP | Level 2 | Equity securities
Defined Benefit Plan Disclosures
Subtotal	1	[2]
Qualified PPP | Level 2 | Equity commingled/mutual funds
Defined Benefit Plan Disclosures
Subtotal	2,277	[4],[5]	2,593	[4],[5]
Qualified PPP | Level 2 | Government and related
Defined Benefit Plan Disclosures
Subtotal	7,883	[6]	7,093	[6]
Qualified PPP | Level 2 | Corporate bonds
Defined Benefit Plan Disclosures
Subtotal	18,828	[7]	14,639	[8]
Qualified PPP | Level 2 | Mortgage and asset-backed securities
Defined Benefit Plan Disclosures
Subtotal	567		691
Qualified PPP | Level 2 | Fixed income commingled/ mutual funds
Defined Benefit Plan Disclosures
Subtotal	3,118	[4],[9]	716	[4],[9]
Qualified PPP | Level 2 | Cash and short-term investments
Defined Benefit Plan Disclosures
Subtotal	2,304	[10]	1,915	[10]
Qualified PPP | Level 2 | Hedge funds
Defined Benefit Plan Disclosures
Subtotal	1,474		1,368
Qualified PPP | Level 2 | Derivatives
Defined Benefit Plan Disclosures
Subtotal	3	[13]	6	[14]
Qualified PPP | Level 3
Defined Benefit Plan Disclosures
Subtotal	7,437		7,968
Fair value of plan assets	7,437		7,968
Qualified PPP | Level 3 | Government and related
Defined Benefit Plan Disclosures
Subtotal			1	[6]
Qualified PPP | Level 3 | Corporate bonds
Defined Benefit Plan Disclosures
Subtotal	4	[7]	5	[8]
Qualified PPP | Level 3 | Mortgage and asset-backed securities
Defined Benefit Plan Disclosures
Subtotal	20		19
Qualified PPP | Level 3 | Fixed income commingled/ mutual funds
Defined Benefit Plan Disclosures
Subtotal	295	[4],[9]	274	[4],[9]
Qualified PPP | Level 3 | Hedge funds
Defined Benefit Plan Disclosures
Subtotal	889		860
Qualified PPP | Level 3 | Private equity
Defined Benefit Plan Disclosures
Subtotal	3,287	[11]	3,771	[12]
Qualified PPP | Level 3 | Private real estate
Defined Benefit Plan Disclosures
Subtotal	2,942	[11]	3,038	[12]
Non-U.S. Defined Benefit Pension Plans
Defined Benefit Plan Disclosures
Subtotal	39,625		39,544
Other	(82)	[1]	(80)	[1]
Fair value of plan assets	39,543		39,464		38,058
Pension Contributions
Cash contribution by employer to non-U.S. defined benefit plans	465		449
Non-U.S. Defined Benefit Pension Plans | Equity securities
Defined Benefit Plan Disclosures
Subtotal	5,652	[2]	6,489	[3]
Value of IBM securities included in plan assets	21		31
Percentage of IBM securities included in plan assets	0.10%		0.10%
Non-U.S. Defined Benefit Pension Plans | Equity commingled/mutual funds
Defined Benefit Plan Disclosures
Subtotal	7,540	[4],[5]	8,457	[4],[5]
Non-U.S. Defined Benefit Pension Plans | Government and related
Defined Benefit Plan Disclosures
Subtotal	8,191	[6]	8,724	[6]
Non-U.S. Defined Benefit Pension Plans | Corporate bonds
Defined Benefit Plan Disclosures
Subtotal	2,063	[7]	1,885	[8]
Value of IBM securities included in plan assets	4		1
Percentage of IBM securities included in plan assets	0.01%		0.001%
Non-U.S. Defined Benefit Pension Plans | Mortgage and asset-backed securities
Defined Benefit Plan Disclosures
Subtotal	238		8
Non-U.S. Defined Benefit Pension Plans | Fixed income commingled/ mutual funds
Defined Benefit Plan Disclosures
Subtotal	9,802	[4],[9]	8,670	[4],[9]
Non-U.S. Defined Benefit Pension Plans | Insurance contracts
Defined Benefit Plan Disclosures
Subtotal	1,053		1,196
Non-U.S. Defined Benefit Pension Plans | Cash and short-term investments
Defined Benefit Plan Disclosures
Subtotal	551	[10]	605	[10]
Non-U.S. Defined Benefit Pension Plans | Hedge funds
Defined Benefit Plan Disclosures
Subtotal	745		740
Non-U.S. Defined Benefit Pension Plans | Private equity
Defined Benefit Plan Disclosures
Subtotal	513	[11]	410	[12]
Non-U.S. Defined Benefit Pension Plans | Private real estate
Defined Benefit Plan Disclosures
Subtotal	664	[11]	655	[12]
Non-U.S. Defined Benefit Pension Plans | Derivatives
Defined Benefit Plan Disclosures
Subtotal	848	[13]	151	[14]
Non-U.S. Defined Benefit Pension Plans | Other commingled/mutual funds
Defined Benefit Plan Disclosures
Subtotal	1,766	[15],[4]	1,554	[15],[4]
Non-U.S. Defined Benefit Pension Plans | Level 1
Defined Benefit Plan Disclosures
Subtotal	6,056		6,886
Fair value of plan assets	6,056		6,886
Non-U.S. Defined Benefit Pension Plans | Level 1 | Equity securities
Defined Benefit Plan Disclosures
Subtotal	5,652	[2]	6,489	[3]
Non-U.S. Defined Benefit Pension Plans | Level 1 | Equity commingled/mutual funds
Defined Benefit Plan Disclosures
Subtotal	126	[4],[5]	132	[4],[5]
Non-U.S. Defined Benefit Pension Plans | Level 1 | Fixed income commingled/ mutual funds
Defined Benefit Plan Disclosures
Subtotal	87	[4],[9]	75	[4],[9]
Non-U.S. Defined Benefit Pension Plans | Level 1 | Cash and short-term investments
Defined Benefit Plan Disclosures
Subtotal	158	[10]	154	[10]
Non-U.S. Defined Benefit Pension Plans | Level 1 | Derivatives
Defined Benefit Plan Disclosures
Subtotal	2	[13]	1	[14]
Non-U.S. Defined Benefit Pension Plans | Level 1 | Other commingled/mutual funds
Defined Benefit Plan Disclosures
Subtotal	33	[15],[4]	36	[15],[4]
Non-U.S. Defined Benefit Pension Plans | Level 2
Defined Benefit Plan Disclosures
Subtotal	32,139		31,547
Fair value of plan assets	32,139		31,547
Non-U.S. Defined Benefit Pension Plans | Level 2 | Equity commingled/mutual funds
Defined Benefit Plan Disclosures
Subtotal	7,415	[4],[5]	8,325	[4],[5]
Non-U.S. Defined Benefit Pension Plans | Level 2 | Government and related
Defined Benefit Plan Disclosures
Subtotal	8,159	[6]	8,682	[6]
Non-U.S. Defined Benefit Pension Plans | Level 2 | Corporate bonds
Defined Benefit Plan Disclosures
Subtotal	2,063	[7]	1,881	[8]
Non-U.S. Defined Benefit Pension Plans | Level 2 | Mortgage and asset-backed securities
Defined Benefit Plan Disclosures
Subtotal	238		8
Non-U.S. Defined Benefit Pension Plans | Level 2 | Fixed income commingled/ mutual funds
Defined Benefit Plan Disclosures
Subtotal	9,715	[4],[9]	8,596	[4],[9]
Non-U.S. Defined Benefit Pension Plans | Level 2 | Insurance contracts
Defined Benefit Plan Disclosures
Subtotal	1,053		1,196
Non-U.S. Defined Benefit Pension Plans | Level 2 | Cash and short-term investments
Defined Benefit Plan Disclosures
Subtotal	393	[10]	451	[10]
Non-U.S. Defined Benefit Pension Plans | Level 2 | Hedge funds
Defined Benefit Plan Disclosures
Subtotal	745		740
Non-U.S. Defined Benefit Pension Plans | Level 2 | Derivatives
Defined Benefit Plan Disclosures
Subtotal	846	[13]	150	[14]
Non-U.S. Defined Benefit Pension Plans | Level 2 | Other commingled/mutual funds
Defined Benefit Plan Disclosures
Subtotal	1,513	[15],[4]	1,518	[15],[4]
Non-U.S. Defined Benefit Pension Plans | Level 3
Defined Benefit Plan Disclosures
Subtotal	1,429		1,110
Fair value of plan assets	1,429		1,110		1,042
Non-U.S. Defined Benefit Pension Plans | Level 3 | Government and related
Defined Benefit Plan Disclosures
Subtotal	32	[6]	42	[6]
Fair value of plan assets	32		42		76
Non-U.S. Defined Benefit Pension Plans | Level 3 | Corporate bonds
Defined Benefit Plan Disclosures
Subtotal	1	[7]	4	[8]
Fair value of plan assets	1		4		5
Non-U.S. Defined Benefit Pension Plans | Level 3 | Private equity
Defined Benefit Plan Disclosures
Subtotal	513	[11]	410	[12]
Fair value of plan assets	513		410		353
Non-U.S. Defined Benefit Pension Plans | Level 3 | Private real estate
Defined Benefit Plan Disclosures
Subtotal	664	[11]	655	[12]
Fair value of plan assets	664		655		609
Non-U.S. Defined Benefit Pension Plans | Level 3 | Other commingled/mutual funds
Defined Benefit Plan Disclosures
Subtotal	220	[15],[4]
Fair value of plan assets	220
Nonpension Postretirement Plans
Pension Contributions
Employer contributions, excluding the Medicare-related subsidy	144		80
U.S. Nonpension Postretirement Benefit Plans
Defined Benefit Plan Disclosures
Fair value of plan assets	16		177		433
U.S. Nonpension Postretirement Benefit Plans | Level 1 | Cash
Defined Benefit Plan Disclosures
Fair value of plan assets	16		177
Non-U.S. Nonpension Postretirement Plans
Defined Benefit Plan Disclosures
Fair value of plan assets	84		92		119
Non-U.S. Nonpension Postretirement Plans | Level 2 | Government and related fixed income securities and corporate bonds
Defined Benefit Plan Disclosures
Fair value of plan assets	84		92
Non-U.S. Defined Benefit and Multi-Employer Plans
Pension Contributions
Estimated cash contributions to the defined benefit plans in next fiscal year	$ 600

[1]	Represents net unsettled transactions, relating primarily to purchases and sales of plan assets.
[2]

Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $55 million, representing 0.1 percent of the U.S. Plan assets. Non-U.S. Plans include IBM common stock of $21 million, representing 0.1 percent of the non-U.S. Plans assets.

[3]

Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $83 million, representing 0.2percent of the U.S. Plan assets. Non-U.S. Plans include IBM common stock of $31 million, representing 0.1 percent of the non-U.S. Plans assets.

[4]	Commingled funds represent pooled institutional investments.
[5]	Invests in predominantly equity securities.
[6]	Includes debt issued by national, state and local governments and agencies.
[7]

The U.S. Plan includes IBM corporate bonds of $10 million, representing 0.02percent of the U.S. Plan assets. Non-U.S. plans include IBM corporate bonds of $4 million representing 0.01 percent of the non-U.S. Plan assets.

[8]

The U.S. Plan includes IBM corporate bonds of $9 million, representing 0.02 percent of the U.S. Plan assets. Non-U.S. plans include IBM corporate bonds of $1 million representing 0.001 percent of the non-U.S. Plan assets.

[9]	Invests in predominantly fixed-income securities.
[10]	Includes cash and cash equivalents and short-term marketable securities.
[11]	Primarily includes limited partnerships.
[12]	Includes limited partnerships and venture capital partnerships.
[13]	Includes interest rate derivatives, forwards, exchange traded and other over-the-counter derivatives.
[14]	Primarily includes interest rate derivatives and, to a lesser extent, forwards, exchange traded and other over-the-counter derivatives.
[15]	Invests in both equity and fixed-income securities.